Financial Instruments - Information About the Maturity Analysis for Lease Liabilities (Detail) $ in Millions	Dec. 31, 2019 TWD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	$ 9,930
Within one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	3,310
1-3 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	4,394
3-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	1,581
More Than 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	$ 645